UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orchard Hill Capital Management LP
Address: 152 West 57th Street, 41st Floor
         New York, New York  10019

13F File Number:  028-15288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Vogel
Title:     Chief Financial Officer
Phone:     212-521-1156

Signature, Place, and Date of Signing:

 /s/   Mitchell Vogel     New York, New York     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $1,549,207 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     NOTE 4.750% 5/1  018581AC2   13673   4000000 PRN      SOLE                  4000000        0        0
ALLIANCE DATA SYSTEMS CORP     NOTE 1.750% 8/0  018581AD0  361067 175782000 PRN      SOLE                175782000        0        0
BEAZER HOMES USA INC           UNIT 99/99/9999  07556Q709    1622     60000 SH       SOLE                    60000        0        0
BOTTOMLINE TECH DEL INC        NOTE 1.500%12/0  101388AA4     589    500000 PRN      SOLE                   500000        0        0
CMS ENERGY CORP                NOTE 5.500% 6/1  125896BD1  174872  85974000 PRN      SOLE                 85974000        0        0
COBALT INTL ENERGY INC         NOTE 2.625%12/0  19075FAA4    8378   7500000 PRN      SOLE                  7500000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4   52396  35100000 PRN      SOLE                 35100000        0        0
EXELIXIS INC                   NOTE 4.250% 8/1  30161QAC8    1495   1500000 PRN      SOLE                  1500000        0        0
FEI CO                         NOTE 2.875% 6/0  30241LAF6   92468  42053000 PRN      SOLE                 42053000        0        0
GENESEE & WYO INC              UNIT 10/01/2015  371559204    2580     20000 SH       SOLE                    20000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6    8968   3560000 PRN      SOLE                  3560000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3  105060  48427000 PRN      SOLE                 48427000        0        0
GT ADVANCED TECHNOLOGIES INC   NOTE 3.000%10/0  36191UAA4    1160   1500000 PRN      SOLE                  1500000        0        0
ISTAR FINL INC                 NOTE 3.000%11/1  45031UBR1    2943   2500000 PRN      SOLE                  2500000        0        0
M & T BK CORP                  *W EXP 12/23/201 55261F112     268      8700 SH       SOLE                     8700        0        0
MERITAGE HOMES CORP            NOTE 1.875% 9/1  59001AAR3    3965   3500000 PRN      SOLE                  3500000        0        0
MGIC INVT CORP WIS             NOTE 2.000% 4/0  552848AE3    1025   1000000 PRN      SOLE                  1000000        0        0
NATIONAL RETAIL PPTYS INC      NOTE 5.125% 6/1  637417AC0    7016   4987000 PRN      SOLE                  4987000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106   74505   1034800 SH  PUT  SOLE                  1034800        0        0
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8  245048 102268000 PRN      SOLE                102268000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6  160911  93261000 PRN      SOLE                 93261000        0        0
STANDARD PAC CORP NEW          NOTE 1.250% 8/0  85375CBC4    1926   1500000 PRN      SOLE                  1500000        0        0
STILLWATER MNG CO              NOTE 1.750%10/1  86074QAL6    2975   2500000 PRN      SOLE                  2500000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5   11193   8672000 PRN      SOLE                  8672000        0        0
TERADYNE INC                   NOTE 4.500% 3/1  880770AE2   19954   6705000 PRN      SOLE                  6705000        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0  149486  65847000 PRN      SOLE                 65847000        0        0
THERAVANCE INC                 NOTE 2.125% 1/1  88338TAB0    2744   2500000 PRN      SOLE                  2500000        0        0
TYSON FOODS INC                NOTE 3.250%10/1  902494AP8    7432   5000000 PRN      SOLE                  5000000        0        0
VOLCANO CORPORATION            NOTE 1.750%12/0  928645AB6     494    500000 PRN      SOLE                   500000        0        0
WESCO INTL INC                 DBCV 6.000% 9/1  95082PAH8   11824   4500000 PRN      SOLE                  4500000        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8   21170   5814000 PRN      SOLE                  5814000        0        0
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